Share capital (Details 1) - shares shares in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Issued and outstanding common shares [Abstract]
Issued common shares	788.6	809.4	830.6
Common shares in Share Trusts	(1.4)	0.0	0.0
Outstanding common shares	787.2	809.4	830.6